SUBSEQUENT EVENTS (Details) - Digital Health Acquisition Corp. - USD ($)	Jan. 25, 2024	May 23, 2023	Mar. 31, 2023	Jan. 18, 2023	Jan. 31, 2024	Jan. 22, 2024
SUBSEQUENT EVENTS
Minimum market value of listed securities		$ 15,000,000	$ 50,000,000
Backstop Agreement
SUBSEQUENT EVENTS
Aggregate purchase price			$ 15,000,000
Backstop Agreement | Series A Preferred Stock
SUBSEQUENT EVENTS
Number of shares to be issued			7,000
Number of preferred stock converted to into common stock				234,260
Maximum | Backstop Agreement
SUBSEQUENT EVENTS
Warrants to purchase shares of common stock				106,000
Aggregate purchase price				$ 2,000,000
Additional PIPE financing			$ 7,000,000
Maximum | Backstop Agreement | Series A Preferred Stock
SUBSEQUENT EVENTS
Number of shares to be issued			2,000	2,000
Subsequent Events | Unsecured promissory note
SUBSEQUENT EVENTS
Aggregate principal amount					$ 405,000	$ 200,000
Aggregate purchase price	$ 52,000